Direct Contracting	9 Months Ended
Sep. 30, 2021
Direct Contracting [Abstract]
Direct Contracting	Direct Contracting
In April 2021, the Corporation began participating in the DC Model, which utilizes a structured model intended to reduce expenditures and preserve or enhance quality of care for beneficiaries in Medicare FFS. As a participating entity in the DC Model with a global risk arrangement, the Corporation assumes the responsibility of guaranteeing the performance of its care network. The DC Model is intended to reduce the administrative burden, support a focus on complex, chronically ill patients, and encourage physician organizations that have not typically participated in Medicare FFS to serve beneficiaries in Medicare FFS.
Key components of the financial agreement for Direct Contracting include:
•Performance Year Benchmark The target amount for Medicare expenditures on covered items and services (Medicare Part A and B) furnished to a DCE’s aligned beneficiaries during a performance year.
The Performance Year Benchmark will be compared to the DCE’s performance year expenditures. This comparison will be used to calculate shared savings and shared losses. The Performance Year Benchmark is established at the beginning of the performance year utilizing prospective trend estimates and is subject to retrospective trend adjustments, if warranted, before the Financial Reconciliation.
•Performance Year A calendar year except for the commencement year, which began on April 1, 2021, and will end on December 31, 2021.
•Risk-Sharing Arrangements Used in determining the percent of savings and losses that DCEs are eligible to receive as shared savings or may be required to repay as shared losses.
•Financial Reconciliation The process by which CMS determines shared savings or shared losses by comparing the calculated total benchmark expenditure for a given DCE’s aligned population to the actual expenditures of that DCE’s aligned beneficiaries over the course of a performance year that includes various risk-mitigation options such as stop-loss reinsurance and risk corridors.
•Risk-Mitigation Options DCEs may elect a “stop-loss arrangement” each performance year, which is designed to reduce the financial uncertainty associated with high-cost expenditures of individual beneficiaries. The Corporation has elected participation in the program for the current performance year. Additionally, CMS has created a mandatory risk corridor program that allocates the DCE’s shared savings and losses in bands of percentage thresholds, after a deviation of greater than 25.0% of the Performance Year Benchmark.
Performance Guarantees
Certain of the Corporation’s arrangements with third-party providers require it to guarantee the performance of its care network to CMS, which if not obtained, could potentially result in payment to CMS during the financial reconciliation period. As a result of the DC agreement, the Corporation determined that there was a performance guarantee with the providers of DCE Beneficiaries that should be recognized in the financial statements. The Direct Contracting performance year obligation and receivable were initially measured as the target amount for Medicare expenditures on covered items and services. The obligation and receivable were subsequently amortized on a straight-line basis for the amount that represented the completed performance. The DCE is entitled to all of the consideration under the arrangement for all aligned beneficiaries and in the performance year in which the DCE is a participant, the final consideration due to the DCE by CMS (shared savings) or the consideration due to CMS by the DCE (shared loss) is reconciled in the subsequent years following the performance year. The shared savings or loss is measured periodically and will be applied to the Direct Contracting performance obligation if the Corporation is in a probable loss position. The Corporation is unable to estimate the maximum potential amount of future payments under the guarantee. This is attributable to the stop-loss arrangement and the corridors (tiered levels) in the arrangement. A certain percentage of these arrangements will still be the responsibility of the Corporation in addition to a number of variables that are not reasonable for the Corporation to estimate such as, but not limited to, risk ratings and benchmark trends that have an inestimable impact on the estimate of future payments.
The tables below include the financial statement impacts of the performance guarantee:

September 30, 2021
(in thousands)
Direct Contracting performance year receivable	$220,738
Direct Contracting performance year obligation(1)	244,599
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(1)This obligation represents the consideration due to providers, net of the shared savings or loss for the period and amortization of the liability.

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
	(in thousands)
Amortization of the Direct Contracting performance year receivable	$(223,309)	$(441,476)
Amortization of the Direct Contracting performance year obligation	223,309	441,476

Direct Contracting revenue	222,647	439,020